TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 2,615		¥ 4,230	¥ 8,983
Foreign	(3,086)		(5,455)	104
Income/(loss) before income tax expense and equity in income/(loss) of affiliates	¥ (471)	$ (74)	¥ (1,225)	¥ 9,087